Shareholder Report, Holdings (Details)	May 31, 2024
C000170844 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000170844 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000170844 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000170844 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000170844 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000170844 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000170844 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000170844 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000170844 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000170844 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000170844 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000170844 | Collateralized Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000170844 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000170844 | Asset-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000170844 | Project And Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000170844 | Mortgage Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000170844 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000170844 | Foreign Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000170844 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000170844 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000170844 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000024797 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024797 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000024797 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024797 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000024797 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000024797 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000024797 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000024797 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000024797 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000024797 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000024797 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000024797 | Collateralized Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000024797 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000024797 | Asset-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000024797 | Project And Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000024797 | Mortgage Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000024797 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000024797 | Foreign Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000024797 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000024797 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000024797 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000024799 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024799 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000024799 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024799 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000024799 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000024799 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000024799 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000024799 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000024799 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000024799 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000024799 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000024799 | Collateralized Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000024799 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000024799 | Asset-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000024799 | Project And Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000024799 | Mortgage Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000024799 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000024799 | Foreign Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000024799 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000024799 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000024799 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000077842 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077842 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000077842 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000077842 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077842 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000077842 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000077842 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000077842 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000077842 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000077842 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000077842 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000077842 | Collateralized Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000077842 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000077842 | Asset-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000077842 | Project And Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077842 | Mortgage Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077842 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000077842 | Foreign Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000077842 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000077842 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000077842 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000024800 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024800 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000024800 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024800 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000024800 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000024800 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000024800 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000024800 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000024800 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000024800 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000024800 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000024800 | Collateralized Mortgage-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000024800 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000024800 | Asset-backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000024800 | Project And Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000024800 | Mortgage Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000024800 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000024800 | Foreign Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000024800 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000024800 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000024800 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	45.10%